                             WEITZ SERIES FUND, INC.

    Supplement dated June 21, 1999 to the Prospectus dated July 30, 1999, as supplemented August 18, 1998 and October 7, 1998

1. The first sentence of the section titled "OPENING A REGULAR NEW ACCOUNT" on Page 20 of the Prospectus is amended in its entirety to read as follows:

You can open a new account by completing and signing a Purchase Application, enclosing a check made payable to WEITZ SERIES FUND, INC. and mailing the application and check to:

                  BY MAIL:
                  Weitz Funds
                  P.O. Box 219320
                  Kansas City, Missouri 64121-9320

                  BY CERTIFIED OR OVERNIGHT DELIVERY:
                  Weitz Funds
                  c/o National Financial Data Services
                  330 W. 9th, 4th Floor
                  Kansas City, Missouri 64105

2. The first sentence of the section titled "PURCHASING SHARES OF A FUND - BY MAIL" on Page 21 of the Prospectus is amended in its entirety to read as follows:

To purchase additional shares in an existing account, send a check payable to WEITZ SERIES FUND, INC. together with the remittance stub which is the bottom portion of your most recent transaction statement to:

                  BY MAIL:
                  Weitz Funds
                  P.O. Box 219320
                  Kansas City, Missouri 64121-9320

                  BY CERTIFIED OR OVERNIGHT DELIVERY:
                  Weitz Funds
                  c/o National Financial Data Services
                  330 W. 9th, 4th Floor
                  Kansas City, Missouri 64105

3. Paragraphs 1 and 2 of the section titled "PURCHASING SHARES OF A FUND - BY WIRE" on Page 21 of the Prospectus are amended in their entirety to read as follows:

          1. Call Client Services at 402-391-1980 or 800-304-9745 and furnish your account name, address and account number together with the amount being wired and the name of the wiring bank.

2. Instruct the bank to wire funds as follows:

                  IFTC
                  ABA #101003621
                  DDA #8907561075
                  Weitz Funds Purchase Account
                  For credit to (indicate appropriate Fund number):
                           Value          328
                           Fixed          329
                           Government     330
                           Hickory        332
                  For the Account of:  Your Account Number and Name


4. The last paragraph of the section titled "CONFIRMATIONS AND SHAREHOLDER REPORTS" on Page 22 of the Prospectus is replaced entirely by a new paragraph which reads as follows:

To reduce the volume of mail you receive, only one copy of most financial reports and prospectuses will be mailed to your household. You may request that additional copies be sent by notifying the Weitz Funds.


5. A new section is added on Page 22 of the Prospectus titled "TELEPHONE COMMUNICATIONS" to read as follows:

TELEPHONE COMMUNICATIONS

Telephone conversations with the Weitz Funds may be recorded or monitored for verification, recordkeeping and quality assurance purposes.


6. The second paragraph of the section titled "REDEMPTION PROCEDURES" on Page 23 of the Prospectus is amended in its entirety to read as follows:

A redemption request in good order can be sent by mail or facsimile transmission to:

                  BY MAIL:
                  Weitz Funds
                  P.O. Box 219320
                  Kansas City, Missouri 64121-9320

                  BY CERTIFIED OR OVERNIGHT DELIVERY:
                  Weitz Funds
                  c/o National Financial Data Services
                  330 W. 9th, 4th Floor
                  Kansas City, Missouri 64105

                  FAX NUMBER: 402-391-2125

7. Subparagraph number 1 of the second paragraph of the section titled "EXCHANGING SHARES" is amended in its entirety to read as follows:

          1. If you are exchanging for shares of Partners Value Fund and do not currently have an account in Partners Value Fund, request a prospectus for Partners Value Fund by calling 402-391-1980 or 800-232-4161. The shares being acquired must be qualified for sale in your state of residence.


8. A new paragraph is added to the section titled "TRANSFER AGENT AND ADMINISTRATIVE SERVICES" on page 29 of the Prospectus to read as follows:

Wallace R. Weitz & Company has contracted with National Financial Data Services, Inc. to serve as a sub-transfer agent for the Funds.

                             WEITZ SERIES FUND, INC.

    Supplement dated June 21, 1999 to the Statement of Additional Information
               dated July 30, 1998, as supplemented January 5, 1999

1. The fee table included in the first paragraph of the section titled "THE ADMINISTRATOR" on page 19 of the Statement of Additional Information is amended in its entirety to read as follows:


                        Asset Break Points

GREATER THAN    LESS THAN               % OF NAV      MINIMUM
------------    ---------               --------      -------

           0     25,000,000              0.225%       25,000
  25,000,000    100,000,000              0.200%
 100,000,000    500,000,000              0.175%
 500,000,000                             0.100%


2. The section titled "OTHER SERVICES" on Page 20 of the Statement of Additional Information is amended in its entirety to read as follows:

OTHER SERVICES The custodian for the Funds is Norwest Bank Minnesota, N.A., Minneapolis, Minnesota. The sub-transfer agent for the Funds is National Financial Data Services, Inc., Kansas City, Missouri. The Company's accountant is McGladrey & Pullen, LLP, New York, New York. The Company's legal counsel is Dechert Price & Rhoads, Washington DC.